Allowance for credit losses	6 Months Ended
Jun. 30, 2024
Allowance for Credit Losses [Abstract]
Disclosure of allowance for credit losses [text block]	Allowance for credit losses Development of allowance for credit losses for financial assets at amortized cost Six months ended Jun 30, 2024 Allowance for credit losses5 in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Balance, beginning of year 447 680 3,960 198 5,285 Movements in financial assets including new business (93) 124 928 (8) 951 Transfers due to changes in creditworthiness¹ 84 (95) 11 N/M 0 Changes due to modifications that did not result inderecognition N/M N/M N/M N/M N/M Changes in models (2)- (7) 0 0 (9) Financial assets that have been derecognized during the period² 0 0 (622) 0 (622) Recovery of written off amounts 0 0 39 0 39 Foreign exchange and other changes 5 (1) (133) 11 (117) Balance, end of reporting period 440 701 4,183 202 5,526 Provision for credit losses excluding country risk3,4 (12) 22 939 (8) 942 1 Transfers due to changes in creditworthiness” shows the credit loss allowance movements due to stage transfer prior to expected credit loss remeasurement 2 This position includes charge offs of allowance for credit losses 3 Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to provision for credit losses excluding country risk 4 Credit loss provision does include € 4 million reimbursement gain as of June 30, 2024 5 Allowance for credit losses does not include allowance for country risk amounting to € 8 million as of June 30, 2024 Six months ended Jun 30, 2023 Allowance for credit losses5 in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Balance, beginning of year 533 626 3,656 180 4,995 Movements in financial assets including new business (106) 176 757 6 833 Transfers due to changes in creditworthiness¹ 90 (113) 23 N/M 0 Changes due to modifications that did not result inderecognition N/M N/M N/M N/M N/M Changes in models 0 0 0 0 0 Financial assets that have been derecognized during the period² 0 0 (442) (40) (482) Recovery of written off amounts 0 0 36 0 36 Foreign exchange and other changes 2 (10) (139) 0 (147) Balance, end of reporting period 519 679 3,890 146 5,235 Provision for credit losses excluding country risk3,4 (16) 63 780 6 833 1 Transfers due to changes in creditworthiness” shows the credit loss allowance movements due to stage transfer prior to expected credit loss remeasurement 2 This position includes charge offs of allowance for credit losses 3 The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models 4 Credit loss provision does include € (44) million reimbursement gain as of June 30, 2023 5 Allowance for credit losses does not include allowance for country risk amounting to € 10 million as of June 30, 2023 Development of allowance for credit losses for off-balance sheet positions Six months ended Jun 30, 2024 Allowance for credit losses3 in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Balance, beginning of year 117 88 187 0 393 Movements including new business (10) 4 (22) 0 (28) Transfers due to changes in creditworthiness1 10 (9) (1) N/M 0 Changes in models 0 0 0 0 0 Foreign exchange and other changes 2 (1) 3 0 4 Balance, end of reporting period 118 83 167 0 368 of which: Financial guarantees 71 32 95 0 198 Provision for credit losses excluding country risk2 0 (5) (23) 0 (28) 1 Transfers due to changes in creditworthiness” shows the credit loss allowance movements due to stage transfer prior to expected credit loss remeasurement 2 The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models 3 Allowance for credit losses does not include allowance for country risk amounting to € 7 million as of June 30, 2024 Six months ended Jun 30, 2023 Allowance for credit losses3 in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Balance, beginning of year 144 97 310 0 551 Movements including new business (17) 12 (53) 0 (58) Transfers due to changes in creditworthiness1 7 (8) 1 N/M 0 Changes in models 0 0 0 0 0 Foreign exchange and other changes (0) (2) 1 0 (1) Balance, end of reporting period 134 98 260 0 492 of which: Financial guarantees 91 54 188 0 333 Provision for credit losses excluding country risk2 (10) 3 (52) 0 (58) 1 Transfers due to changes in creditworthiness” shows the credit loss allowance movements due to stage transfer prior to expected credit loss remeasurement 2 The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models 3 Allowance for credit losses does not include allowance for country risk amounting to € 7 million as of June 30, 2023